Marketable Securities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Marketable Securities
Total value of marketable securities	$ 595	$ 433
Unrealized loss on marketable securities	$ (253)	$ (589)	$ (2,617)